Payables and accrued liabilities	6 Months Ended
Jun. 30, 2022
Payables and accrued liabilities

6. Payables and accrued liabilities

	June 30, 2022	December 31, 2021
	$	$
Trade accounts payable	938	934
Salaries, employment taxes and benefits	120	531
Accrued research and development costs	995	596
Other accrued liabilities	582	611
	2,635	2,672

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

AS AT JUNE 30, 2022 AND FOR THE THREE AND SIX MONTHS ENDED JUNE 30, 2022 AND 2021

(amounts in thousands of US dollars, except share and per share data and as otherwise noted)
(Unaudited)